Note 5 - Revenues (Details Textual) $ in Thousands	6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2018	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 03, 2014
Number of Suspended Saltwater Injection Wells	2			2		2
Revenue from Contract with Customer, Excluding Assessed Tax, Total	$ 62,234	$ 55,848		$ 62,234	$ 55,848
Membership Agreement, Term				1 year
Contract with Customer, Asset, Net, Total	554	580		$ 554	580
Contract with Customer, Liability, Total	2,900	2,700		$ 2,900	$ 2,700
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Number of Major Customers			0	1
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | One Customer [Member]
Concentration Risk, Percentage					9.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Number of Major Customers				0	0
Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Customer [Member]
Concentration Risk, Percentage					14.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Two Customers [Member]
Concentration Risk, Percentage				23.00%
Waste Management Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	44,535	38,398		$ 44,535	$ 38,398
Revenue from Contract with Customer, Excluding Assessed Tax, Percentage				72.00%	69.00%
Accounts Receivable, Net, Total	11,200	8,900		$ 11,200	$ 8,900
Waste Management Services [Member] | Maximum [Member]
Contract Term				1 year
Waste Management Services [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Number of Major Customers					1
Waste Management Services [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | One Customer [Member]
Concentration Risk, Percentage				12.00%	12.00%
Waste Management Services [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Number of Major Customers				2
Waste Management Services [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Customer [Member]
Number of Major Customers					1
Concentration Risk, Percentage					16.00%
Waste Management Services [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member] | Two Customers [Member]
Concentration Risk, Percentage				25.00%
Golf and Related Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	17,699	17,450		$ 17,699	$ 17,450
Revenue from Contract with Customer, Excluding Assessed Tax, Percentage				28.00%	31.00%
Number of Golf Courses			3	3
Accounts Receivable, Net, Total	1,000	1,000		$ 1,000	$ 1,000
Salt Water Injection Operations [Member] | Waste Management Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total				0	0
Customer Advance Deposits [Member]
Contract with Customer, Liability, Total	$ 453	$ 430		$ 453	$ 430